13. SEGMENT FINANCIAL INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Revenues
Segment Reporting, Finance Charges Earned	$ 236.6		$ 213.0		$ 200.4
Segment Reporting, Insurance Income	41.6		40.1		41.7
Segment Reporting, Other Income	6.4		5.2		6.0
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	284.6		258.3		248.1
Operating Costs and Expenses
Segment Reporting, Interest Cost	23.7		21.6		19.7
Segment Reporting, Provision for Loan Losses	41.2		45.5		49.7
Segment Reporting, Depreciation	3.3		3.4		3.4
Segment Reporting, Other Expenses	100.3		97.8		96.1
Segment Reporting, Total Expenses	168.5		168.3		168.9
Segment Reporting, Profit	116.1		90.0		79.2
Assets
Segment Reporting, Net Receivables	854.8		758.8		697.4
Segment Reporting, Cash	4.1		3.9		2.3
Segment Reporting, Net fixed assets	7.0		8.4		9.1
Segment Reporting, Other assets	34.7		33.6		31.6
Segment Reporting Information, Net Assets	900.6		804.7		740.4
Segment Reconciliation, Total revenues from reportable segments	284.6		258.3		248.1
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.1		0.1		0.1
Corporate investment income earned not allocated to segments	7.5		6.9		7.4
Segment Reconciliation, Timing difference of insurance income allocation to segments	11.6		9.7		7.7
Segment Reconciliation, Other revenues not allocated to segments	0.5		2.0		0.0
Segment Reconciliation, Consolidated Revenues	304.3	[1]	275.2	[2]	263.3	[3]
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	116.1		90.0		79.2
Segment Reconciliation, Corporate earnings not allocated	19.7		16.8		15.2
Segment Reconciliation, Corporate expenses not allocated	(90.0)		(87.5)		(77.3)
Segment Reconciliation, Consolidated Income Before Income Taxes	45.8		19.3		17.1
Segment Reconciliation, Total assets for reportable segments	900.6		804.7		740.4
Segment Reconciliation, Loans held at corporate level	2.3		2.2		2.4
Segment Reconciliation, Unearned insurance at corporate levelvel	(39.0)		(33.8)		(31.6)
Segment Reconciliation, Allowance for loan losses at corporate level	(67.3)		(66.3)		(53.0)
Segment Reconciliation, Cash and cash equivalents held at corporate level	36.3		63.8		56.1
Segment Reconciliation, Investment securities at corporate level	261.6		221.4		204.9
Segment Reconciliation, Fixed assets at corporate level	5.2		5.1		6.3
Segment Reconciliation, Other assets at corporate level	18.5		16.6		13.7
Segment Reconciliation, Consolidated Assets	1,118.2		1,013.7		939.2
Division I
Revenues
Segment Reporting, Finance Charges Earned	34.7		33.4		32.3
Segment Reporting, Insurance Income	4.6		4.8		5.3
Segment Reporting, Other Income	0.1		0.1		0.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	39.4		38.3		37.7
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.1		3.0		2.8
Segment Reporting, Provision for Loan Losses	7.6		8.5		8.4
Segment Reporting, Depreciation	0.3		0.4		0.5
Segment Reporting, Other Expenses	13.7		13.5		13.3
Segment Reporting, Total Expenses	24.7		25.4		25.0
Segment Reporting, Profit	14.7		12.9		12.7
Assets
Segment Reporting, Net Receivables	110.9		102.6		100.3
Segment Reporting, Cash	0.5		0.5		0.2
Segment Reporting, Net fixed assets	0.6		0.7		1.0
Segment Reporting, Other assets	3.4		3.2		3.5
Segment Reporting Information, Net Assets	115.3		107.0		105.0
Division II
Revenues
Segment Reporting, Finance Charges Earned	31.6		28.6		29.0
Segment Reporting, Insurance Income	6.9		6.7		6.8
Segment Reporting, Other Income	1.0		0.8		1.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	39.5		36.1		36.9
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.3		3.1		3.0
Segment Reporting, Provision for Loan Losses	3.7		4.7		6.1
Segment Reporting, Depreciation	0.4		0.4		0.4
Segment Reporting, Other Expenses	12.8		12.8		12.8
Segment Reporting, Total Expenses	20.2		21.0		22.3
Segment Reporting, Profit	19.3		15.1		14.6
Assets
Segment Reporting, Net Receivables	117.9		106.2		103.1
Segment Reporting, Cash	0.6		0.5		0.3
Segment Reporting, Net fixed assets	0.6		0.8		1.0
Segment Reporting, Other assets	4.7		4.6		4.8
Segment Reporting Information, Net Assets	123.8		112.1		109.2
Division III
Revenues
Segment Reporting, Finance Charges Earned	32.9		30.3		26.9
Segment Reporting, Insurance Income	7.8		8.3		8.1
Segment Reporting, Other Income	1.0		1.0		1.0
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	41.7		39.6		36.0
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.4		3.2		2.8
Segment Reporting, Provision for Loan Losses	5.0		6.0		5.9
Segment Reporting, Depreciation	0.4		0.3		0.3
Segment Reporting, Other Expenses	12.7		12.9		12.5
Segment Reporting, Total Expenses	21.5		22.4		21.5
Segment Reporting, Profit	20.2		17.2		14.5
Assets
Segment Reporting, Net Receivables	119.7		111.3		99.4
Segment Reporting, Cash	0.6		0.7		0.4
Segment Reporting, Net fixed assets	0.9		0.9		0.7
Segment Reporting, Other assets	4.5		4.3		3.4
Segment Reporting Information, Net Assets	125.7		117.2		103.9
Division IV
Revenues
Segment Reporting, Finance Charges Earned	38.4		34.0		32.4
Segment Reporting, Insurance Income	4.7		4.2		4.4
Segment Reporting, Other Income	1.4		1.1		1.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	44.5		39.3		37.9
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.9		3.6		3.3
Segment Reporting, Provision for Loan Losses	5.5		6.6		8.2
Segment Reporting, Depreciation	0.5		0.5		0.5
Segment Reporting, Other Expenses	14.3		14.3		14.2
Segment Reporting, Total Expenses	24.2		25.0		26.2
Segment Reporting, Profit	20.3		14.3		11.7
Assets
Segment Reporting, Net Receivables	144.8		128.9		116.4
Segment Reporting, Cash	0.7		0.6		0.4
Segment Reporting, Net fixed assets	1.1		1.4		1.4
Segment Reporting, Other assets	5.7		5.7		5.4
Segment Reporting Information, Net Assets	152.3		136.6		123.6
Division V
Revenues
Segment Reporting, Finance Charges Earned	25.2		21.5		19.0
Segment Reporting, Insurance Income	4.4		3.8		3.5
Segment Reporting, Other Income	0.7		0.6		0.7
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	30.3		25.9		23.2
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.3		2.0		1.8
Segment Reporting, Provision for Loan Losses	4.9		4.4		5.0
Segment Reporting, Depreciation	0.5		0.5		0.4
Segment Reporting, Other Expenses	10.6		10.4		10.3
Segment Reporting, Total Expenses	18.3		17.3		17.5
Segment Reporting, Profit	12.0		8.6		5.7
Assets
Segment Reporting, Net Receivables	86.3		71.3		63.2
Segment Reporting, Cash	0.5		0.5		0.3
Segment Reporting, Net fixed assets	1.4		1.6		1.6
Segment Reporting, Other assets	3.6		3.7		3.2
Segment Reporting Information, Net Assets	91.8		77.1		68.3
Division VII
Revenues
Segment Reporting, Finance Charges Earned	24.7		21.5		18.8
Segment Reporting, Insurance Income	3.1		3.2		3.2
Segment Reporting, Other Income	0.7		0.5		0.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	28.5		25.2		22.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.4		2.2		1.8
Segment Reporting, Provision for Loan Losses	5.0		5.9		5.9
Segment Reporting, Depreciation	0.4		0.5		0.4
Segment Reporting, Other Expenses	10.7		10.2		9.8
Segment Reporting, Total Expenses	18.5		18.8		17.9
Segment Reporting, Profit	10.0		6.4		4.6
Assets
Segment Reporting, Net Receivables	86.5		76.5		67.8
Segment Reporting, Cash	0.4		0.3		0.2
Segment Reporting, Net fixed assets	0.9		1.2		1.4
Segment Reporting, Other assets	4.0		4.3		3.7
Segment Reporting Information, Net Assets	91.8		82.3		73.1
Division VIII
Revenues
Segment Reporting, Finance Charges Earned	20.4		17.2		15.9
Segment Reporting, Insurance Income	4.6		3.8		3.7
Segment Reporting, Other Income	0.6		0.4		0.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	25.6		21.4		20.1
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.3		1.7		1.5
Segment Reporting, Provision for Loan Losses	4.9		4.5		4.1
Segment Reporting, Depreciation	0.4		0.3		0.4
Segment Reporting, Other Expenses	12.6		10.6		10.1
Segment Reporting, Total Expenses	20.2		17.1		16.1
Segment Reporting, Profit	5.4		4.3		4.0
Assets
Segment Reporting, Net Receivables	84.7		64.7		54.8
Segment Reporting, Cash	0.4		0.4		0.2
Segment Reporting, Net fixed assets	1.0		0.9		0.9
Segment Reporting, Other assets	4.3		3.3		3.2
Segment Reporting Information, Net Assets	90.4		69.3		59.1
Division IX
Revenues
Segment Reporting, Finance Charges Earned	28.7		26.5		26.1
Segment Reporting, Insurance Income	5.5		5.3		6.7
Segment Reporting, Other Income	0.9		0.7		1.0
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	35.1		32.5		33.8
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.0		2.8		2.7
Segment Reporting, Provision for Loan Losses	4.6		4.9		6.1
Segment Reporting, Depreciation	0.4		0.5		0.5
Segment Reporting, Other Expenses	12.9		13.1		13.1
Segment Reporting, Total Expenses	20.9		21.3		22.4
Segment Reporting, Profit	14.2		11.2		11.4
Assets
Segment Reporting, Net Receivables	104.0		97.3		92.4
Segment Reporting, Cash	0.4		0.4		0.3
Segment Reporting, Net fixed assets	0.6		0.9		1.1
Segment Reporting, Other assets	4.5		4.5		4.4
Segment Reporting Information, Net Assets	$ 109.5		$ 103.1		$ 98.2

[1]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue
[2]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue
[3]	ncludes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue